Fixed Assets, Net (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense		$ 5,404	$ 18,243	$ 16,927